Discontinued Operations And Other Disposition (Schedule Of Disposal Groups Including Discontinued Operations) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Discontinued Operations And Other Disposition [Abstract]
Property, plant and equipment, at cost	$ 319	$ 128,463
Less: accumulated depreciation	119	48,856
Net property, plant and equipment	200	79,607
Current assets	594	4,656
Regulatory assets		2,034
Other assets		126
Assets of discontinued operations held for sale	794	86,423
Current liabilities	14,348	2,074
Deferred income taxes and investment tax credits		5,166
Contributions in aid of construction		15,560
Other liabilities	468	837
Liabilities of discontinued operations held for sale	14,816	23,637
Net (liabilities) assets	$ (14,022)	$ 62,786